UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 746-3322

Date of fiscal year end: April 30

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Croft Value Fund
	Schedule of Investments
	July 31, 2016 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 97.17%

Autos & Automotive Products - 1.57%
30,648	General Motors Co.	$ 966,638

Basic Materials - 1.01%
58,753	Alcoa, Inc.	623,957

Capital Equipment - 3.03%
5,442	Caterpillar, Inc.	450,380
12,107	Flowserve Corp.	579,320
7,795	United Technologies Corp.	839,132
		1,868,832
Chemicals - 1.49%
12,217	Lyondell Basell Industries NV	919,451

Consumer Cyclicals - 6.09%
26,043	Newell Rubbermaid, Inc.	1,366,216
9,578	Time Warner, Inc.	734,154
8,617	Whirlpool Corp.	1,657,566
		3,757,936
Consumer Non-Durables - 2.49%
8,738	Diageo, Plc. ADR	1,018,327
11,197	Unilever NV ADR	516,406
		1,534,733
Containers & Paper - 0.75%
10,121	International Paper Co.	463,643

Energy - 1.50%
25,854	Noble Energy, Inc.	923,505

Financial Services - 8.19%
46,661	Ally Financial, Inc.	841,764
14,159	American Express Co.	912,689
35,457	Invesco Ltd.	1,034,635
35,646	Morgan Stanley	1,024,110
20,947	Synchrony Financial	584,002
8,452	Visa, Inc. Class A	659,679
		5,056,879
Food & Drug Producers - 1.98%
27,846	Mondelez International, Inc.	1,224,667

Forest Products - 5.98%
112,762	Weyerhaeuser Co.	3,689,573

Healthcare - 3.81%
2,241	Cooper Companies, Inc.	408,915
10,433	HealthSouth Corp.	449,141
2,028	Illumina, Inc. *	337,358
2,421	UnitedHealth Group, Inc.	346,687
6,241	Universal Health Services, Class-B	808,397
		2,350,498
Hotels & Gaming - 2.11%
54,252	MGM Resorts International *	1,300,963

Industrial Products - 1.04%
22,472	Axalta Coating Systems, Inc. *	641,576

Insurance Agents & Brokers - 0.96%
9,011	Marsh & McLennan Companies, Inc.	592,473

International Oil & Gas - 1.17%
15,044	Total SA ADR	723,616

Life Insurance - 4.05%
5,449	MetLife, Inc.	232,890
30,137	Prudential Financial, Inc.	2,269,015
		2,501,905
Media & Entertainment - 5.12%
26,772	Comcast Corp., Class-A	1,800,417
25,027	Liberty Global, Plc *	774,586
21,941	Twenty-First Century Fox, Inc.	584,508
		3,159,511
Motor Vehicle Parts & Accessories - 1.88%
17,073	Delphi Automotive, Plc.	1,157,891

Multi-Industry - 2.30%
25,645	General Electric Co.	798,585
5,366	Honeywell International, Inc.	624,227
		1,422,812
Natural Gas - 2.88%
21,426	Kinder Morgan, Inc.	435,591
12,807	National Fuel Gas Co.	723,723
25,774	Williams Companies, Inc.	617,803
		1,777,117
Pharmaceuticals - 7.32%
20,965	Akorn, Inc. *	717,632
11,067	Endo Health Solutions, Inc. *	192,123
13,868	Gilead Sciences, Inc.	1,102,090
11,084	Johnson & Johnson	1,388,049
30,366	Pfizer, Inc.	1,120,202
		4,520,096
Property & Casualty Insurance - 1.62%
14,628	Allstate Corp.	999,531

Railroads, Line-Haul Operating - 1.95%
12,517	Kansas City Southern	1,203,009

Retail Stores - 2.20%
9,953	Lowes Companies, Inc.	818,933
57,950	Staples, Inc.	538,355
		1,357,288
Security & Protection Services - 0.54%
4,620	Allegion Plc.	334,442

Specialty Chemicals - 2.35%
30,586	FMC Corp.	1,454,058

Technology - 15.73%
1,656	Alphabet, Inc. Class-C *	1,273,116
2,883	Amazon.com, Inc. *	2,187,649
7,184	Analog Devices, Inc.	458,554
18,839	Apple, Inc.	1,963,212
73,251	Micron Technology, Inc. *	1,006,469
36,475	Microsoft Corp.	2,067,403
15,989	Western Digital Corp.	759,637
		9,716,040
Transportation - 3.35%
24,338	Delta Air Lines, Inc.	943,097
6,302	Norfolk Southern Corp.	565,794
18,851	XPO Logistics, Inc. *	558,367
		2,067,258
Utilities - 1.78%
34,833	Telephone & Data Systems, Inc.	1,096,891

Wholesale-Durable Goods - 0.96%
16,405	HD Supply Holdings, Inc. *	593,697

Total Common Stock (Cost $44,079,741) - 97.17%		$ 60,000,486

REAL ESTATE INVESTMENT TRUSTS - 1.64%
8,757	American Tower Corp. Class-A	1,013,798

Real Estate Investment Trusts (Cost $671,701) - 1.64%		$ 1,013,798

SHORT TERM INVESTMENTS - 0.65%
401,126	Invesco Short Term Investment 0.22% (Cost $401,126) **	$ 401,126

Total Investments (Cost $45,152,568) *** - 99.46%		$ 61,415,410

Other Assets Less Liabilities - 0.54%		333,825

Net Assets - 100.00%		$ 61,749,235

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2016.

*** At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $45,152,568 amounted to $16,262,842, which consisted of aggregate gross unrealized appreciation of $17,283,239 and aggregate gross unrealized depreciation of $1,020,397.

NOTES TO FINANCIAL STATEMENTS
CROFT VALUE FUND
1. SECURITY TRANSACTIONS

At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $45,152,568 amounted to $16,262,842, which consisted of aggregate gross unrealized appreciation of $16,262,842 and aggregate gross unrealized depreciation of $1,020,397.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of July 31, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$60,000,486	$0	$0	$60,000,486
Real Estate Investment Trusts	$1,013,798	$0	$0	$1,013,798
Cash Equivalents	$401,126	$0	$0	$401,126
Total	$61,415,410	$0	$0	$61,415,410

	Croft Income Fund
	Schedule of Investments
	July 31, 2016 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS (a) - 42.14%

Agriculture - 0.67%
80,000	Archer-Daniels Midland Co., 5.45%, 3/15/18	$ 85,686

Building Materials & Housing - 1.46%
180,000	Lennar Corp., 4.75%, 12/15/17	185,175

Business Services - 1.22%
145,000	United Parcel Services, 5.5%, 1/15/18	154,686

Capital Goods - 2.20%
160,000	Pitney Bowes, Inc., 4.75%, 5/15/18	168,279
105,000	United Technologies Corp., 5.375%, 12/15/17	111,304
		279,583
Chemicals - 2.23%
105,000	Celanese US Holdings LLC, 5.875%, 6/15/21	119,306
150,000	DuPont EI De Nemours, 6.00% 7/15/18	163,863
		283,169
Construction - 1.33%
195,000	Layne Christensen Co., 4.25%, 11/15/18	169,284

Energy - 2.95%
100,000	Conocophillips Corp., 5.20%, 5/15/18	106,614
150,000	CONSOL Energy, Inc., 8.25%, 4/1/20	141,000
140,000	Whiting Petroleum Corp., 6.50%, 10/1/18	127,750
		375,364
Energy Services - 1.61%
100,000	Baker Hughes, Inc., 7.50%, 11/15/18	112,903
140,000	Hornbeck Offshore Services, 5.875%, 4/1/20	92,050
		204,953
Financial Services - 8.21%
75,000	Berkshire Hathaway Financial Corp., 1.600%, 5/15/17	75,434
150,000	Capital One Financial Corp., 2.45%, 4/24/19	153,344
225,000	Charles Schwab Corp., 4.45%, 7/22/20	250,254
165,000	Deere Capital Corp., 2.00%, 1/13/17	165,894
225,000	Franklin Resources, Inc., 4.625%, 5/20/20	249,751
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	149,193
		1,043,870
Gas & Gas Transmission - 0.88%
100,000	KN Energy, Inc. Senior Debentures, 7.25%, 3/1/28	111,617

Industrial Goods - 2.46%
75,000	Cummins Engine Company, Inc. Debentures, 6.75%, 2/15/27	94,726
206,000	General Electric Co., 5.25%, 12/6/17	217,699
		312,425
Media & Entertainment - 4.21%
165,000	21st Century Fox America, 7.75%, 2/1/24	212,060
186,000	Liberty Media, Corp., 8.25%, 2/1/30	204,600
110,000	Washington Post Co., 7.25%, 2/1/19	119,295
		535,955
Metal & Mining - 1.85%
100,000	Nucor Corp., 5.75%, 12/1/17	104,869
125,000	U.S. Steel Corp., 7.00%, 2/1/18	130,313
		235,182
Micellaneous Consumer Goods & Services - 0.82%
100,000	Pactiv, LLC, Debentures, 8.125%, 6/15/17	104,250

Retail Stores - 1.26%
160,000	Costco Wholesale Corp., 1.125%, 12/15/17	160,672

Technology - 2.80%
200,000	Amazon.com, Inc., 2.50%, 11/29/22	208,238
40,000	Arrow Electronics, Inc., 6.875%, 6/1/18	42,979
100,000	IBM Corp., 5.70%, 9/14/17	105,346
		356,563
Telecommunications - 1.87%
225,000	Qualcomm, Inc., 3.00%, 5/20/22	237,233

Transportation - 2.85%
105,000	American Airlines Group, Inc., 6.125%, 6/1/18	108,675
150,000	Hertz Corp., 6.75%, 4/15/19	152,625
105,000	Triumph Group, Inc., 4.875%, 4/1/21	100,669
		361,969
Utilities - 1.27%
150,000	National Fuel Gas Co., 5.20%, 7/15/25	162,161

Total Corporate Bonds (Cost $5,067,346) - 42.14%		$ 5,359,797

PREFERRED STOCKS - 1.43%
3,000	CHS, Inc. 7.875%, 12/31/49	$ 91,290
3,000	CHS, Inc. 7.50%, 12/31/49	91,050

Total Preferred Stocks (Cost $150,000) - 1.43%		$ 182,340

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 29.32%
750,000	U.S. Treasury Notes, 0.75%, 1/15/17	$ 751,123
750,000	U.S. Treasury Notes, 0.875%, 6/15/17	751,933
300,000	U.S. Treasury Notes, 1.625%, 8/31/19	307,606
300,000	U.S. Treasury Notes, 1.875%, 10/31/17	304,617
300,000	U.S. Treasury Notes, 2.75%, 2/28/18	309,856
300,000	U.S. Treasury Notes, 3.25%, 7/31/16	300,000
200,000	U.S. Treasury Notes, 0.625%, 5/31/17	200,078
200,000	U.S. Treasury Notes, 0.875%, 8/15/17	200,539
200,000	U.S. Treasury Notes, 0.875%, 11/30/17	200,633
200,000	U.S. Treasury Notes, 3.25%, 2/15/18	201,047
200,000	U.S. Treasury Notes, 1.00%, 5/31/18	201,180

Total U.S. Government Agencies & Obligations (Cost $3,742,373) - 29.32%		$ 3,728,612

SHORT TERM INVESTMENTS - 26.80%
3,409,149	Invesco Short Term Investment 0.22% (Cost $3,409,149) **	$ 3,409,149

Total Investments (Cost $12,368,868) *** - 99.70%		$ 12,679,898

Other Assets less Liablities - 0.30%		38,641

Net Assets - 100.00%		$ 12,718,539

(a) Categorized as Level 2 of the fair value hierarchy.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2016.

*** At July 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,368,868 amounted to $267,179, which consisted of aggregate gross unrealized appreciation of $359,368 and aggregate gross unrealized depreciation of $92,189.

NOTES TO FINANCIAL STATEMENTS
CROFT INCOME FUND
1. SECURITY TRANSACTIONS

At July 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,368,868 amounted to $267,179, which consisted of aggregate gross unrealized appreciation of $359,368 and aggregate gross unrealized depreciation of $92,189.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of July 31, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$0	$5,359,797	$0	$5,359,797
Convertible Bonds	$0	$182,340	$0	$182,340
U.S. Obligations	$0	$3,728,612	$0	$3,728,612
Cash Equivalents	$3,409,149	$0	$0	$3,409,149
Total	$3,409,149	$9,270,749	$0	$12,679,898

	Croft Focus Fund
	Schedule of Investments
	July 31, 2016 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 92.85%

Basic Materials - 3.46%
28,888	Alcoa, Inc.	$ 306,791

Consumer Cyclicals - 13.60%
8,000	Newell Rubbermaid, Inc.	419,680
3,480	Time Warner, Inc.	266,742
2,702	Whirlpool Corp.	519,757
		1,206,179
Crude Petroleum & Natural Gas - 1.73%
4,294	Noble Energy, Inc.	153,382

Financial Services - 7.73%
11,494	Morgan Stanley	330,223
12,746	Synchrony Financial	355,358
		685,581
Forester Products - 3.49%
9,452	Weyerhaeuser Co.	309,269

Hotels & Gaming - 4.75%
17,562	MGM Resorts International *	421,137

Industrial Products - 3.31%
10,300	Axalta Coating Systems, Ltd. *	294,065

Motor Vehicle Parts & Accessories - 4.71%
6,166	Delphi Automotive, Plc.	418,178

Natural Gas - 7.46%
7,948	Devon Energy Corp.	357,544
17,587	Kinder Morgan, Inc.	304,249
		661,793
Pharmaceuticals - 6.94%
13,372	Endo Health Solutions, Inc. *	232,138
4,831	Gilead Sciences, Inc.	383,920
		616,058
Railroads, Line-Haul Operating - 4.42%
4,078	Kansas City Southern	391,936

Technology - 17.39%
454	Alphabet, Inc. Class-C *	349,031
4,581	Apple Computer, Inc.	477,386
6,139	Microsoft Corp.	347,958
26,801	Micron Technology, Inc. *	368,246
		1,542,621
Transportation - 7.79%
6,264	Delta Air Lines, Inc.	242,730
15,132	XPO Logistics, Inc. *	448,210
		690,940
Wholesale-Durable Goods - 6.08%
14,897	HD Supply Holdings, Inc. *	539,122

Total Common Stock (Cost $7,927,864) - 92.85%		$ 8,237,052

SHORT TERM INVESTMENTS - 7.09%
628,697	Invesco Short Term Investment 0.22% (Cost $628,697) **	$ 628,697

Total Investments (Cost $8,556,561) *** - 99.94%		$ 8,865,749

Other Assets Less Liablities - 0.06%		5,482

Net Assets - 100.00%		$ 8,871,231

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2016.

*** At July 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $8,556,561 amounted to $309,188, which consisted of aggregate gross unrealized appreciation of $829,628 and aggregate gross unrealized depreciation of $520,440.

NOTES TO FINANCIAL STATEMENTS
Croft Focus Fund
1. SECURITY TRANSACTIONS

At July 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $8,556,561 amounted to $309,188, which consisted of aggregate gross unrealized appreciation of $829,628 and aggregate gross unrealized depreciation of $520,440.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Focus Fund’s assets measured at fair value as of July 31, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,237,052	$0	$0	$8,237,052
Cash Equivalents	$628,697	$0	$0	$628,697
Total	$8,865,749	$0	$0	$8,865,749

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date: September 23, 2016

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date: September 23, 2016

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date: September 23, 2016